Related Party Balance and Transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Dec. 31, 2020	Jun. 30, 2021
Related Party Balance and Transactions (Details) [Line Items]
Increase in due to shareholders amount			$ 1,700
Decrease in due to shareholders amount			2,450
Carried amount due from shareholders		$ 260
Dividend amount	$ 7,000
Kilomate [Member]
Related Party Balance and Transactions (Details) [Line Items]
Amount transferred to shareholders			40
MII [Member]
Related Party Balance and Transactions (Details) [Line Items]
Amount transferred to shareholders			$ 260